Insurance - Net earnings and capital and surplus on a statutory basis for the insurance subsidiaries (Details) - GALIC consolidated life insurance companies - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory information
Net Earnings	$ 209	$ 34	$ 802
Capital and Surplus	$ 2,897	$ 2,868